Share Capital and Reserves - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Par value		$ 0
Common shares		1,150,000
Price per share at which convertible debt was converted		$ 115
Shares held in escrow	0	3,233,992
Private placements [member]
Disclosure of classes of share capital [line items]
Number of units, consisting of one share and one share purchase warrant, issued		32,432,425
Number of common shares received per each unit		1
Number of warrant to purchase common shares received per each unit		1
Consideration received		$ 20,928
Private placements [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued	6,671,112	75,289,565
Consideration received	$ 15,010
Shares issued to employees in lieu of compensation		$ 129
Deal one [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued	7,705,000
Consideration received	$ 17,336
Deal two [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued	5,476,190
Consideration received	$ 17,248